Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities Pledged as Collateral	$ 97,671,000	$ 102,994,000
FHLB of Pittsburgh [Member]
Long-term Line of Credit	19,672,000	0
Line of Credit Facility, Maximum Borrowing Capacity	139,144,000
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	281,493,000
Advances from Federal Home Loan Banks	60,798,000
Atlantic Central Bankers Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	7,000,000
PNC Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	16,000,000
Zion Bank [Member]
Long-term Line of Credit	0	0
Line of Credit Facility, Maximum Borrowing Capacity	17,000,000
Securities Sold under Agreements to Repurchase [Member]
Available-for-sale securities pledged as collateral, amortized cost	36,797,000	28,914,000
Available-for-sale Securities Pledged as Collateral	$ 36,316,000	$ 28,437,000